Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Apr. 01, 2012	Dec. 31, 2014 CompensationPlan	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2012
Significant Accounting Policies [Line Items]
Short term investments		$ 85,295,000	$ 201,565,000
Finance lease receivable, original principal balance	14,000,000				14,000,000
Finance lease, annual interest rate	10.00%
Provision for (recovery of) accounts receivable		(2,152,000)	2,148,000	45,000
Lease of lands, maximum term		50 years
Impairment loss on assets held for sales		19,035,000	34,955,000
Advertising Expense		1,000	1,000	348,000
Number of stock-based employee compensation plans		2
Non-financial assets at fair value		0	0
Non-financial liabilities at fair value		$ 0	$ 0
Minimum
Significant Accounting Policies [Line Items]
Required percentage of ownership for consolidation		50.00%